Concentrations and Risks	9 Months Ended
Sep. 30, 2022
Risks and Uncertainties [Abstract]
Concentrations and Risks
3.	Concentrations and Risks

a)	Telecommunications service provider
The Group relied on telecommunications service providers and their affiliates for servers and bandwidth services to support its operations for the nine months ended September 30, 2021 and 2022 was as follows:

	For the Nine Months Ended September 30,
	2021	2022
Total number of telecommunications service providers	120	144
Number of service providers providing 10% or more of the Group’s servers and bandwidth expenditure	3	3
Total percentage of the Group’s servers and bandwidth expenditure provided by 10% or greater service providers	57%	47%

b)	Foreign currency exchange rate risk
The functional currency and the reporting currency of the Company are U.S. dollars and RMB, respectively. The Group’s exposure to foreign currency exchange rate risk primarily relates to cash and cash equivalents, time deposits, short-term and long-term investments, and long-term debt denominated in the U.S. dollars. Most of the Group’s revenues, costs and expenses are denominated in RMB, while the long-term debt and a portion of cash and cash equivalents, time deposits, short-term and long-term investments are denominated in U.S. dollars. Any significant fluctuation of RMB against U.S. dollars may materially and adversely affect the Company’s cash flows, revenues, earnings and financial positions.

c)	Credit risk
The Group’s financial instruments potentially subject to significant concentrations of credit risk primarily consist of cash and cash equivalents, time deposits, accounts receivable, and money market funds (recorded in the short-term investments) and financial products (recorded in the short-term and long-term investments) with variable interest rates referenced to performance of underlying assets issued by commercial banks and other financial institutions. As of December 31, 2021 and September 30, 2022, substantially all of the Group’s cash and cash equivalents and time deposits were held in major financial institutions located in the United States of America and China, which management consider being of high credit quality. Accounts receivable is typically unsecured and is primarily derived from revenue earned from mobile game services (mainly relates to remittances due from payment channels and distribution channels) and advertising services. There was no individual payment channel that had receivable balance exceeding 10% of the Group’s accounts receivable balance as of December 31, 2021 and September
 30, 2022.
One
distribution channel had receivable balance exceeding 10% of the Group’s accounts receivable balance as of December 31, 2021. There was no
distribution channel that had receivable balance exceeding 10% of the Group’s accounts receivable balance as of September 30, 2022.

RMB in thousands	December 31, 2021	September 30, 2022
Distribution channel A	171,680	N/A
d)	Major customers and supplying channels
No single customer represented 10% or more of the Group’s net revenues for the nine months ended September 30, 2021 and 2022, respectively.
The Group relied on a distribution channel to publish and generate the iOS version of its mobile games. There is no single distribution channel of mobile games generated 10% or more of the Group’s net revenues for the nine months ended September 30, 2021 and 2022 , respectively.

e)	Mobile games
Mobile game revenues accounted for 28% and 25% of the Group’s total net revenues for the nine months ended September 30, 2021 and 2022, respectively.
No mobile games individually contributed more than
10
% of the Group’s total net revenues for the nine months ended September 30, 2021 and 2022, respectively.